UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 301 Congress Avenue
         Suite 520
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1970

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     August 9, 2006


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management, L.P.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $240,473 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARENA RESOURCES INC            COM              040049108      319    10000 SH       SOLE                    10000
ATWOOD OCEANICS INC            COM              050095108     7413   149456 SH       SOLE                   149456
BP PLC                         SPONSORED ADR    055622104      331     4750 SH       SOLE                     4750
CAMERON INTERNATIONAL CORP     COM              13342B105     1268    26545 SH       SOLE                    26545
CHENIERE ENERGY INC            COM NEW          16411R208      715    18333 SH       SOLE                    18333
CHEVRON CORP NEW               COM              166764100    11782   189847 SH       SOLE                   189847
CONOCOPHILLIPS                 COM              20825C104     5281    80588 SH       SOLE                    80588
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    18191   216744 SH       SOLE                   216744
ENSCO INTL INC                 COM              26874Q100    10131   220151 SH       SOLE                   220151
FOUNDATION COAL HLDGS INC      COM              35039W100     4576    97500 SH       SOLE                    97500
FRONTIER OIL CORP              COM              35914P105     8264   255076 SH       SOLE                   255076
FRONTLINE LTD                  SHS              G3682E127      360     9499 SH       SOLE                     9499
GLOBALSANTAFE CORP             SHS              G3930E101    18517   320639 SH       SOLE                   320639
GRANT PRIDECO INC              COM              38821G101     6516   145608 SH       SOLE                   145608
GULF ISLAND FABRICATION INC    COM              402307102      451    22505 SH       SOLE                    22505
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     5082   125908 SH       SOLE                   125908
HERCULES OFFSHORE INC          COM              427093109    11335   323844 SH       SOLE                   323844
HESS CORP                      COM              42809H107     7524   142365 SH       SOLE                   142365
HORNBECK OFFSHORE SVCS INC N   COM              440543106      673    18950 SH       SOLE                    18950
HOUSTON EXPL CO                COM              442120101      645    10544 SH       SOLE                    10544
HYDRIL                         COM              448774109     1790    22794 SH       SOLE                    22794
MARATHON OIL CORP              COM              565849106     4739    56890 SH       SOLE                    56890
MARINER ENERGY INC             COM              56845T305      698    37983 SH       SOLE                    37983
MCMORAN EXPLORATION CO         COM              582411104      309    17556 SH       SOLE                    17556
METHANEX CORP                  COM              59151K108     4026   190074 SH       SOLE                   190074
NATIONAL OILWELL VARCO INC     COM              637071101    15739   248569 SH       SOLE                   248569
NEWFIELD EXPL CO               COM              651290108     4242    86674 SH       SOLE                    86674
NEXEN INC                      COM              65334H102     3321    58730 SH       SOLE                    58730
NOBLE CORPORATION              SHS              G65422100    14094   189380 SH       SOLE                   189380
NOBLE ENERGY INC               COM              655044105     1113    23748 SH       SOLE                    23748
OIL STS INTL INC               COM              678026105     8581   250323 SH       SOLE                   250323
OMEGA NAVIGATION ENTERPRISES   CLASS A          Y6476R105      494    34290 SH       SOLE                    34290
SUPERIOR ENERGY SVCS INC       COM              868157108     4524   133456 SH       SOLE                   133456
TESORO CORP                    COM              881609101    11233   151064 SH       SOLE                   151064
TODCO                          CL A             88889T107     4660   114078 SH       SOLE                   114078
TOREADOR RES CORP              COM              891050106      267     9490 SH       SOLE                     9490
TOTAL S A                      SPONSORED ADR    89151E109     3755    57318 SH       SOLE                    57318
TRANSOCEAN INC                 ORD              G90078109    18291   227729 SH       SOLE                   227729
VALERO ENERGY CORP NEW         COM              91913Y100    14721   221303 SH       SOLE                   221303
W-H ENERGY SVCS INC            COM              92925E108     2725    53613 SH       SOLE                    53613
WEATHERFORD INTERNATIONAL LT   COM              G95089101      943    19000 SH       SOLE                    19000
WESTERN REFNG INC              COM              959319104      834    38660 SH       SOLE                    38660